Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Summary of Operating Lease Information
The weighted average remaining lease term was 1 year for operating leases as of March 31, 2022. The weighted average discount rate was 6.0% for operating leases as of March 31, 2022.
The components of operating lease cost for the three months ended March 31, 2022 and 2021, were as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Operating Lease Cost:
Fixed lease cost	$390	$213
Variable lease cost	65	137
Total operating lease cost	$455	$350

The supplemental cash flow information related to our operating leases is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Supplemental Cash Flow Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$334	$233
Operating cash flows for finance leases	$—	$—
Financing cash flows for finance leases	$—	$—
Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$2,187

The components of lease cost for the years ended December 31, 2021 and 2020, were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Operating Lease Cost:
Fixed lease cost	$1,103	851
Variable lease cost	354	154
Total operating lease cost	$1,457	$1,005

The supplemental cash flow information related to our operating leases is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Supplemental Cash Flow Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$936	$916
Operating cash flows for finance leases	$—	$15
Financing cash flows for finance leases	$—	$1,192
Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$4,008	$—

Schedule of Maturity of Operating Lease Liabilities	Maturities of operating lease liabilities as of March 31, 2022, are as follows (in thousands):

Operating Leases
2022 (for the remaining period)	$1,252
2023	1,394
2024	914
2025	818
2026	842
Thereafter	186
Total lease obligation	$5,406
Less: Imputed interest	(606)
Total lease liabilities	$4,800
Less: Current lease liabilities	(1,439)
Total non-current lease liabilities	$3,361
Maturities of operating lease liabilities as of December 31, 2021, were as follows (in thousands):

Operating Leases
Year Ending December 31:
2022	$1,500
2023	1,394
2024	914
2025	818
2026	842
Thereafter	186
Total lease obligation	$5,654
Less: Imputed interest	(679)
Total lease liabilities	$4,975
Less: Current lease liabilities	(1,238)
Total non-current lease liabilities	$3,737